Expense Example - U.S. Small and Mid Cap Equity Fund	Nov. 01, 2024 USD ($)
Class 1 Shares Prospectus | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	175
Class 1A Shares Prospectus | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	255
Class 2 Shares Prospectus | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	255
Class 4 Shares Prospectus | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	$ 333